Supplemental Disclosure of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	$ 317,975	$ 210,918	$ 106,205
Cash paid for income taxes (net of refunds)	$ 163,778	$ 116,322	$ 55,105